Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0002011535
Registrant Name	Franklin Ethereum Trust
Registration File Number	333-277008
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES